Schwab Investments
Schwab Global Real Estate Fund™

Portfolio Holdings as of May 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets

Australia 5.0%
Dexus	288,671	2,583,449
Goodman Group	476,801	4,435,711
Mirvac Group	2,934,284	6,183,498
Scentre Group	728,774	1,923,617
		15,126,275

Austria 0.5%
Atrium European Real Estate Ltd. *	87,940	325,181
CA Immobilien Anlagen AG	31,271	1,161,569
		1,486,750

Brazil 0.9%
Construtora Tenda S.A.	512,254	2,667,045

Canada 3.4%
Allied Properties Real Estate Investment Trust	24,694	888,114
Dream Global Real Estate Investment Trust	261,343	2,614,203
Dream Office Real Estate Investment Trust	30,100	524,456
H&R Real Estate Investment Trust	47,000	792,838
Killam Apartment Real Estate Investment Trust	247,300	3,470,909
Morguard Real Estate Investment Trust	15,100	133,617
RioCan Real Estate Investment Trust	107,000	2,064,635
		10,488,772

Finland 0.2%
Kojamo Oyj	48,350	651,411

France 0.7%
Klepierre S.A.	20,726	705,579
Mercialys S.A.	117,115	1,448,915
		2,154,494

Germany 3.1%
alstria Office REIT-AG	8,680	135,659
Deutsche Wohnen SE	126,312	5,962,786
DIC Asset AG	128,054	1,339,923
Vonovia SE	40,212	2,106,872
		9,545,240

Security	Number of Shares	Value ($)
Hong Kong 12.2%
Champion REIT	2,617,726	2,130,826
China Aoyuan Group Ltd.	110,000	118,984
China Overseas Grand Oceans Group Ltd.	3,434,000	1,488,429
CK Asset Holdings Ltd.	959,420	6,943,731
Kerry Properties Ltd.	1,391,396	5,288,776
Longfor Group Holdings Ltd.	1,677,924	6,181,120
New World Development Co., Ltd.	446,000	659,383
Poly Property Group Co., Ltd.	6,492,000	2,233,132
Powerlong Real Estate Holdings Ltd.	90,000	40,836
Road King Infrastructure Ltd.	725,000	1,470,413
Shui On Land Ltd.	6,282,500	1,424,343
Sunac China Holdings Ltd.	601,563	2,595,209
Yuexiu Property Co., Ltd.	25,244,000	5,726,846
Yuzhou Properties Co., Ltd.	1,521,864	693,439
		36,995,467

Indonesia 0.4%
PT Ciputra Development Tbk	5,228,100	358,982
PT Pakuwon Jati Tbk	16,290,400	804,057
		1,163,039

Italy 0.5%
Immobiliare Grande Distribuzione SIIQ S.p.A.	222,304	1,527,333

Japan 10.0%
Aeon Mall Co., Ltd.	68,314	1,002,412
AEON REIT Investment Corp.	2,696	3,382,696
Daiwa House Industry Co., Ltd.	31,641	945,372
Daiwa Office Investment Corp.	469	3,249,620
Heiwa Real Estate Co., Ltd.	19,200	370,590
Heiwa Real Estate REIT, Inc.	2,755	3,136,278
Hulic Co., Ltd.	149,100	1,179,966
Invincible Investment Corp.	6,552	3,486,790
Kenedix Office Investment Corp.	218	1,501,573
MCUBS MidCity Investment Corp.	3,611	3,472,531
Mitsubishi Estate Co., Ltd.	231,166	4,240,305
Mitsui Fudosan Co., Ltd.	21,506	519,588
Nippon Building Fund, Inc.	79	540,279
Nomura Real Estate Holdings, Inc.	79,490	1,628,637
Sekisui House Reit, Inc.	2,189	1,634,598
		30,291,235

Luxembourg 1.3%
ADO Properties S.A.	11,882	639,923
Aroundtown S.A.	98,121	832,499
Grand City Properties S.A.	94,889	2,435,126
		3,907,548

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Malaysia 0.1%
YTL Hospitality REIT	896,062	286,535

Mexico 1.0%
Concentradora Fibra Danhos S.A. de C.V.	433,025	530,047
Fibra Uno Administracion S.A. de C.V.	1,108,228	1,422,128
Macquarie Mexico Real Estate Management S.A. de C.V. *	851,738	888,298
PLA Administradora Industrial S de RL de C.V.	153,039	233,790
		3,074,263

Netherlands 0.3%
NSI N.V.	25,908	1,050,635

Norway 0.2%
Entra A.S.A.	44,643	665,730

Philippines 1.1%
Filinvest Land, Inc.	1,785,000	58,518
Megaworld Corp.	24,927,100	2,819,538
Robinsons Land Corp.	927,100	462,119
		3,340,175

Singapore 3.8%
Ascott Residence Trust	2,345,000	2,112,572
CapitaLand Ltd.	1,669,225	3,916,801
CapitaLand Mall Trust	1,141,800	2,004,626
Fortune REIT	730,000	960,899
Ho Bee Land Ltd.	60,200	103,046
Mapletree Commercial Trust	227,700	317,188
Mapletree North Asia Commercial Trust	1,471,800	1,414,699
Starhill Global REIT	1,131,100	605,052
Yanlord Land Group Ltd.	225,700	195,692
		11,630,575

Sweden 4.4%
Castellum AB	55,480	1,052,672
Dios Fastigheter AB	382,312	2,748,228
Fastighets AB Balder, B Shares *	77,992	2,532,884
Hemfosa Fastigheter AB	107,121	987,839
Klovern AB, B Shares	714,399	1,072,991
Kungsleden AB	172,668	1,335,894
Wihlborgs Fastigheter AB	254,107	3,692,538
		13,423,046

United Arab Emirates 0.1%
Aldar Properties PJSC	857,118	422,457

United Kingdom 3.8%
Great Portland Estates plc	467,318	4,246,221
Land Securities Group plc	536,559	5,612,955
Regional REIT Ltd.	274,396	376,990
The Unite Group plc	108,722	1,304,569
		11,540,735

Security	Number of Shares	Value ($)
United States 45.8%
Alexander & Baldwin, Inc.	151,223	3,488,715
American Tower Corp.	26,885	5,612,782
Americold Realty Trust	67,352	2,108,118
Armada Hoffler Properties, Inc.	215,958	3,563,307
AvalonBay Communities, Inc.	39,232	7,964,488
Boston Properties, Inc.	8,500	1,112,055
Braemar Hotels & Resorts, Inc.	83,154	868,128
Brandywine Realty Trust	58,090	877,740
Brixmor Property Group, Inc.	57,855	992,213
Camden Property Trust	69,529	7,186,517
CareTrust REIT, Inc.	41,534	1,009,692
Cedar Realty Trust, Inc.	237,620	672,465
Colony Capital, Inc.	117,637	610,536
CoreSite Realty Corp.	9,769	1,140,238
Cousins Properties, Inc.	231,169	2,092,079
Douglas Emmett, Inc.	61,634	2,483,234
EPR Properties	36,700	2,866,270
Equinix, Inc.	2,987	1,451,055
Equity LifeStyle Properties, Inc.	34,237	4,165,273
Equity Residential	17,433	1,334,845
Essex Property Trust, Inc.	18,276	5,331,840
First Industrial Realty Trust, Inc.	45,900	1,593,189
Gaming & Leisure Properties, Inc.	19,800	781,902
Gladstone Commercial Corp.	179,848	3,789,397
Global Medical REIT, Inc.	163,500	1,742,910
HCP, Inc.	165,014	5,232,594
Healthcare Trust of America, Inc., Class A	5,100	146,829
Hersha Hospitality Trust	39,600	675,180
Host Hotels & Resorts, Inc.	240,462	4,354,767
Industrial Logistics Properties Trust	66,830	1,260,414
Lexington Realty Trust	19,936	182,813
Life Storage, Inc.	17,354	1,670,843
Medical Properties Trust, Inc.	269,917	4,799,124
National Storage Affiliates Trust	49,841	1,484,763
Omega Healthcare Investors, Inc.	63,250	2,252,965
One Liberty Properties, Inc.	57,700	1,646,758
Paramount Group, Inc.	247,172	3,522,201
Park Hotels & Resorts, Inc.	45,541	1,257,842
Piedmont Office Realty Trust, Inc., Class A	220,607	4,484,940
Prologis, Inc.	91,117	6,712,589
PS Business Parks, Inc.	27,700	4,457,484
Retail Properties of America, Inc., Class A	450,515	5,356,623
Simon Property Group, Inc.	77,585	12,575,753
Spirit Realty Capital, Inc.	106,385	4,538,384
STAG Industrial, Inc.	15,637	456,288
STORE Capital Corp.	68,347	2,338,834
Sun Communities, Inc.	10,837	1,368,388
Urstadt Biddle Properties, Inc., Class A	13,200	288,816
VICI Properties, Inc.	33,070	733,493
Weingarten Realty Investors	41,800	1,178,760
Welltower, Inc.	17,900	1,453,838
		139,270,271
Total Common Stock
(Cost $278,853,262)		300,709,031

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.8% of net assets

Time Deposits 0.8%
Brown Brothers Harriman
Canadian Dollar
0.79%, 06/03/19 (a)	362	268
Hong Kong Dollar
0.84%, 06/03/19 (a)	1,371,971	175,006
Singapore Dollar
0.86%, 06/03/19 (a)	51,807	37,714
Sumitomo Mitsui Banking Corp.
U.S. Dollar
1.74%, 06/03/19 (a)	2,228,820	2,228,820
Total Short-Term Investments
(Cost $2,441,808)		2,441,808

	Number of Contracts	Notional Value ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/21/19	11	1,513,930	(26,091)
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$163,843,190	$—	$—	$163,843,190
Australia	—	15,126,275	—	15,126,275
France	—	2,154,494	—	2,154,494
Germany	135,659	9,409,581	—	9,545,240
Hong Kong	—	36,995,467	—	36,995,467
Indonesia	—	1,163,039	—	1,163,039
Japan	—	30,291,235	—	30,291,235
Luxembourg	—	3,907,548	—	3,907,548
Norway	—	665,730	—	665,730
Singapore	—	11,630,575	—	11,630,575
Sweden	—	13,423,046	—	13,423,046
United Arab Emirates	—	422,457	—	422,457
United Kingdom	—	11,540,735	—	11,540,735
Short-Term Investments[1]	—	2,441,808	—	2,441,808
Liabilities
Futures Contracts[2]	(26,091)	—	—	(26,091)
Total	$163,952,758	$139,171,990	$—	$303,124,748
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab Global Real Estate Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Schwab Global Real Estate Fund
Notes to Portfolio Holdings (continued)

•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG46025MAY19